Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	Level 1	Level 2	Level 3	Balance at fair value
As of December 2017
Assets
Short-term investments—Wealth management products	—	35,422	—	35,422

	Level 1	Level 2	Level 3	Balance at fair value
As of December 2018
Assets
Short-term investments—Wealth management products	—	391,736	—	391,736
Time deposits with original maturities between three months and one year	—	11,371	—	11,371

Schedule of Estimated Useful Lives of Property and Equipment

The estimated useful lives are as follows:

Leasehold improvements	over the shorter of lease terms or estimated useful lives of the assets
Computers and electronic equipment	3 years
Office equipment	5 years